OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS, NET
Schedule of other non-current assets, net

	As of December 31,
	2023	2024
	RMB	RMB	US$
Long-term guarantee deposits(1)	397,737	500,530	68,585
Prepayments for equipment, net	354,005	273,180	37,431
Land use rights, net(2)	31,950	146,278	20,044
Prepaid leasehold improvements	2,874	1,500	206
Interest receivable non-current	2,926	7,677	1,052

	789,492	929,165	127,318
(1)	Long-term guarantee deposits mainly represent rental and renovation deposits over 1 year.
(2)	Land use rights represent payments to the local government authorities for use of lands for 50 years, net of accumulated amortization. As of December 31, 2023 and 2024, the carrying amounts of land use rights are RMB32.0 million and RMB146.3 million, respectively, which represent the result of their original values of RMB33.1 million and RMB149.7 million, netting off accumulated amortization of RMB1.1 million and RMB3.4 million, respectively. Land use rights are amortized on a straight-line basis with amortization expenses of RMB0.2 million, RMB0.6 million and RMB2.2 million (US$0.3 million) for the years ended December 31, 2022, 2023 and 2024, respectively. A land use right of the Group with carrying amount of RMB77.6 million was pledged for the Company’s bank borrowing, details please refer to Note 9.